Cash and cash equivalents (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	$ 228,813,286		$ 58,450,680
Cash equivalent			70,999,996
Cash and cash equivalents	$ 228,813,286	$ 250,028,791	$ 129,450,676	$ 76,064,056	$ 37,728,278	$ 8,560,624